Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed balance sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020	Jun. 04, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 200,872,655	$ 201,401,935
Liabilities and stockholders’ equity
Total current liabilities	1,635,256	242,903
Total liabilities	55,875,256	35,562,903
Class A common stock; 16,083,903 shares subject to possible redemption at $10.00 per share	139,997,390	160,839,030
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in-capital	41,975,057	21,133,625		$ 13,500,000
Accumulated deficit	(36,976,148)	(16,134,515)		$ 13,500,000
Total stockholders’ equity	5,000,009	5,000,002
Total liabilities and stockholders’ equity	$ 200,872,655	201,401,935
As Previously Reported Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		201,401,935	$ 201,529,675
Liabilities and stockholders’ equity
Total current liabilities		242,903	197,020
Deferred underwriting commissions			7,000,000
Derivative warrant liabilities
Total liabilities		7,242,903	7,197,020
Class A common stock; 16,083,903 shares subject to possible redemption at $10.00 per share		189,159,030	189,332,650
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock - $0.0001 par value		108	107
Class B common stock - $0.0001 par value			575
Additional paid-in-capital		5,319,519	5,145,825
Accumulated deficit		(320,125)	(146,502)
Total stockholders’ equity		5,000,002	5,000,005
Total liabilities and stockholders’ equity		201,401,935	201,529,675
Restatement Adjustment Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Liabilities and stockholders’ equity
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities			12,640,000
Total liabilities		28,320,000	12,640,000
Class A common stock; 16,083,903 shares subject to possible redemption at $10.00 per share		(28,320,000)	(12,640,000)
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock - $0.0001 par value		284	126
Class B common stock - $0.0001 par value
Additional paid-in-capital		15,814,106	134,264
Accumulated deficit		(15,814,390)	(134,390)
Total stockholders’ equity
Total liabilities and stockholders’ equity
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		201,401,935	201,529,675
Liabilities and stockholders’ equity
Total current liabilities		242,903	197,020
Deferred underwriting commissions			7,000,000
Derivative warrant liabilities			12,640,000
Total liabilities		35,562,903	19,837,020
Class A common stock; 16,083,903 shares subject to possible redemption at $10.00 per share		160,839,030	176,692,650
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock - $0.0001 par value		392	233
Class B common stock - $0.0001 par value			575
Additional paid-in-capital		21,133,625	5,280,089
Accumulated deficit		(16,134,515)	(280,892)
Total stockholders’ equity		5,000,002	5,000,005
Total liabilities and stockholders’ equity		$ 201,401,935	$ 201,529,675